Warrants (Details Narrative) - € / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Warrants
Warrants outstanding (in Shares)		8,869,633
Exercise price (in Dollars per share)	€ 11.50
Fair value of traded warrants	€ 0.10	€ 0.92